Warrant Liability (Details) - $ / shares	1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 19, 2014	Jan. 22, 2014	Jun. 25, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants			5,416,851			5,309,438
Exercise price			$ 1.65			$ 1.65
Volatility			140.00%			135.00%
Risk-free interest rate			1.49%			1.75%
Expected dividend yield			0.00%			0.00%
Expected warrant life (years)			5 years			4 years 6 months
Stock Price			$ 0.96		$ 0.61	$ 1.80
Warrant [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants	5,059,438	5,309,438	5,416,851	3,581,571	4,723,357	5,309,438
Exercise price	$ 1.65	$ 1.65	$ 1.65	$ 0.61	$ 0.61	$ 1.65
Volatility	130.00%	135.00%	140.00%	119.00%	128.00%	135.00%
Risk-free interest rate	1.25%	1.30%	1.49%	0.89%	1.38%	1.75%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected warrant life (years)	3 years 10 months 24 days	4 years 4 months 24 days	5 years	3 years 2 months 27 days	3 years 6 months	4 years 6 months
Stock Price	$ 2.05	$ 2.29	$ 0.96	$ 1.69	$ 0.98	$ 1.80
Exercised during 2015 [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants				1,141,786
Exercise price				$ 0.61
Volatility				119.00%
Risk-free interest rate				0.89%
Expected dividend yield				0.00%
Expected warrant life (years)				3 years 3 months 29 days
Stock Price				$ 1.69